LAND USE RIGHTS, NET (Details Textual) In Thousands, unless otherwise specified	12 Months Ended				12 Months Ended
	Sep. 30, 2013 CNY	Sep. 30, 2012 CNY	Sep. 30, 2011 CNY	Sep. 30, 2013 USD ($)	Sep. 30, 2013 Use Rights [Member] CNY	Sep. 30, 2012 Use Rights [Member] CNY	Sep. 30, 2011 Use Rights [Member] CNY	Sep. 30, 2013 Asset Pledged As Collateral [Member] CNY	Sep. 30, 2012 Asset Pledged As Collateral [Member] CNY
Land use rights, net	33,205	32,318		$ 5,401				14,676	2,546
Amortization of Intangible Assets	4,960	5,846	8,870		942	892	502